Investments (Components of Net Investment Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities, Gain (Loss) [Abstract]
Fixed maturity securities — net gains (losses) on sales and disposals	$ (114)	$ (99)	$ 177
Equity securities — net gains (losses) on sales and disposals	0	42	6
Other net investment gains (losses):
Trading and FVO securities — FVO general account securities	0	1	11
Mortgage loans	(90)	(36)	31
Real estate and real estate joint ventures	430	252	(15)
Other limited partnership interests	(66)	(69)	(41)
Other	(18)	(108)	5
Subtotal	51	(64)	27
FVO CSEs - changes in estimated fair value subsequent to consolidation:
Securities	0	0	2
Long-term debt — related to securities	0	(1)	(2)
Non-investment portfolio gains (losses)	208	208	21
Subtotal	208	207	21
Total net investment gains (losses)	259	143	48
Fixed maturity securities
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	(54)	(26)	(128)
Net investment gains (losses)	(168)	(125)	49
Consumer
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	(21)	(6)	(12)
Utility
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	(15)	0	(48)
Finance
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	0	0	(4)
Communications
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	0	0	(2)
Corporate
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	(36)	(6)	(66)
RMBS
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	(17)	(20)	(62)
State and political subdivision
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	(1)	0	0
Equity securities
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	(37)	(21)	(19)
Net investment gains (losses)	(37)	21	(13)
Common stock
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	(37)	(5)	(2)
Non-redeemable preferred stock
Marketable Securities, Gain (Loss) [Abstract]
OTTI losses	$ 0	$ (16)	$ (17)